UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment |_|; Amendment Number: _______

     This Amendment (Check only one): |_| is a restatement.
                                      |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    STARBOARD VALUE LP
Address: 599 Lexington Avenue, 19th Floor
         New York, New York 10022

Form 13F File Number: 28-14564

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Jeffrey C. Smith
Title:   Managing Member, CEO and CIO
Phone:   (212) 845-7977

Signature, Place, and Date of Signing:

         /s/ Jeffrey C. Smith, New York, NY, November 14, 2011

Report Type (Check only one):

|X| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|_| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                         6

Form 13F Information Table Entry Total:                                   19

Form 13F Information Table Value Total:                             $269,520
                                                                   (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


         No.       Form 13F File Number       Name

         1         28-14565                   Starboard Value GP LLC

         2         28-14566                   Starboard Principal Co LP

         3         28-14567                   Starboard Principal Co GP LLC

         4         28-14568                   Jeffrey C. Smith

         5         28-14570                   Mark Mitchell

         6         28-14569                   Peter A. Feld


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
                                                              FORM 13F

COLUMN 1                      COLUMN 2  COLUMN 3    COLUMN 4          COLUMN 5          COLUMN 6   COLUMN 7        COLUMN 8
--------                      --------  --------    --------    ---------------------  ----------  --------  ---------------------
                                TYPE                                                                           VOTING AUTHORITY
                                 OF                   VALUE     SHARES OR  SH/  CALL/  INVESTMENT   OTHER    ---------------------
NAME OF ISSUER                 CLASS     CUSIP      (X$1000)     PRN AMT   PRN  PUT    DISCRETION  MANAGERS  SOLE    SHARED   NONE
----------------------------------------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------------------------------------
ANALOGIC CORP                 COM       032657207    11,353       250,000  SH           DEFINED       6        250,000
----------------------------------------------------------------------------------------------------------------------------------
AOL INC                       COM       00184X105    16,800     1,400,000  SH           DEFINED       6      1,400,000
----------------------------------------------------------------------------------------------------------------------------------
AVIAT NETWORKS INC            COM       05366Y102     3,109     1,322,820  SH           DEFINED       6      1,322,820
----------------------------------------------------------------------------------------------------------------------------------
BAKER MICHAEL CORP            COM       057149106    11,574       605,000  SH           DEFINED       6        605,000
----------------------------------------------------------------------------------------------------------------------------------
CSR PLC                       SPONSORED
                              ADR       12640Y205    7,923       610,435   SH           DEFINED       6        610,435
----------------------------------------------------------------------------------------------------------------------------------
DSP GROUP INC                 COM       23332B106    12,750     2,161,039  SH           DEFINED       6      2,161,039
----------------------------------------------------------------------------------------------------------------------------------
EXTREME NETWORKS INC          COM       30226D106    24,287     9,165,000  SH           DEFINED       6      9,165,000
----------------------------------------------------------------------------------------------------------------------------------
IRIS INTL INC                 COM       46270W105     5,629       627,548  SH           DEFINED       6        627,548
----------------------------------------------------------------------------------------------------------------------------------
ISHARES TR                    RUSSELL
                              2000      464287655     8,166       127,000  SH           DEFINED       6        127,000
----------------------------------------------------------------------------------------------------------------------------------
MIPS TECHNOLOGIES INC         COM       604567107    25,265     5,220,000  SH           DEFINED       6      5,220,000
----------------------------------------------------------------------------------------------------------------------------------
OPENWAVE SYS INC              COM NEW   683718308    13,280     8,513,000  SH           DEFINED       6      8,513,000
----------------------------------------------------------------------------------------------------------------------------------
PROGRESS SOFTWARE CORP        COM       743312100    13,045       743,299  SH           DEFINED       6        743,299
----------------------------------------------------------------------------------------------------------------------------------
REGIS CORP MINN               COM       758932107    34,450     2,445,000  SH           DEFINED       6      2,445,000
----------------------------------------------------------------------------------------------------------------------------------
REGIS CORP MINN               NOTE
                              5.000%
                              7/1       758932AA5    10,134     8,929,000  PRN          DEFINED       6      8,929,000
----------------------------------------------------------------------------------------------------------------------------------
SEACHANGE INTL INC            COM       811699107    20,323     2,639,342  SH           DEFINED       6      2,639,342
----------------------------------------------------------------------------------------------------------------------------------
SHORETEL INC                  COM       825211105     4,148       831,995  SH           DEFINED       6        831,995
----------------------------------------------------------------------------------------------------------------------------------
SURMODICS INC                 COM       868873100    19,008     2,088,760  SH           DEFINED       6      2,088,760
----------------------------------------------------------------------------------------------------------------------------------
WAUSAU PAPER CORP             COM       943315101    23,701     3,709,000  SH           DEFINED       6      3,709,000
----------------------------------------------------------------------------------------------------------------------------------
XO GROUP INC                  COM       983772104     4,575       560,000  SH           DEFINED       6        560,000
----------------------------------------------------------------------------------------------------------------------------------